United States

Securities and Exchange Commission

Washington, D.C.  20549

FORM   N-CSR

Certified Shareholder Report of Registered Management investment companies

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact Name of Registrant as Specified in Charter)

c/o Bhirud Associates, Inc.

6 Thorndal Circle Suite 205, Darien, CT 06820

(Address of Principal Executive Offices)     (Zip code)

Telephone Number, including Area Code: (203) 662 - 6659

SURESH BHIRUD

Bhirud Associates, Inc.

6 Thorndal Circle Suite 205, Darien, CT 06820

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: January 31, 2010

Form N-CSR is to be used by management investment companies

to file reports with the Commission not later than 10 days

after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1

under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Commission may use the information provided on Form N-

CSR in its regulatory, disclosure review, inspection and

policymaking roles.

A registrant is required to disclose the information

specified by Form N-CSR, and the Commission will make this

information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR

unless the Form displays a currently valid Office of

Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information

collection burden estimate and any suggestions for reducing

the burden to Secretary, Securities and Exchange Commission,

450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB

has reviewed this collection of information under the

clearance requirements of 44 U.S.C. 3507.

Item 1.  Report to Stockholders.

The Apex Mid Cap Growth Fund

Semi-Annual Report

(Unaudited)

January 31, 2010

THE APEX MID CAP GROWTH FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

THE APEX MID CAP GROWTH FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value

COMMON STOCK - 80.61%

Agricultural Chemicals - 1.61%
4,000	Rentech, Inc. *	4,760

Auto/Truck-Original Eqp - 0.00%
58	Dias Holding, Inc. *	1

Cable TV - 1.52%
500	TiVo, Inc. *	4,510

Computer-Graphics - 0.47%
250	DIVX, Inc. *	1,405

Deep Sea Foreign Transportation of Freight - 1.12%
4,000	OceanFreight, Inc. *	3,320

Dolls & Stuffed Toys - 1.33%
200	Mattel, Inc.	3,944

Electronic Commerce - 0.00%
200	GSV, Inc. *	10

Electronics-Manufacturing Mach - 3.98%
300	Cirrus Logic, Inc. *	2,046
3,000	Emcore Corp. *	2,850
100	Marvell Technology Group, Ltd. *	1,743
100	MEMC Electronic Materials, Inc. *	1,258
12	Verigy, Ltd. *	130
300	Yingli Green Energy Holding Co Ltd. *	3,756
		11,783
Energy-Alternate Sources - 12.33%
2,000	China Sunergy Co. Ltd. ADR *	8,220
2,000	JA Solar Holdings Co. Ltd. *	8,600
100	LDK Solar Co. ADR *	623
1,300	ReneSola Ltd. ADR *	5,720
1,000	Solarfun Power Holdings Co. Ltd. *	7,210
300	SunPower Corp. Class A *	6,117
		36,490
Fiber Optics - 0.43%
100	Ciena Corp. *	1,275

Finance-Investment Bkrs - 2.05%
4,000	E Trade Financial Corp. *	6,080

Finance-Investment Mgmt - 8.49%
274	American Capital, Ltd. *	1,011
4,000	KKR Financial Corp.	24,120
		25,131
Finance-Mrtg & Rel Svc - 2.17%
1,000	Radian Group, Inc.	6,430

Insurance-Multi Line - 4.83%
3,000	Conseco, Inc. *	14,280

Insurance-Prop/Cas/Title - 6.24%
2,000	MBIA, Inc. *	9,860
4,000	PMI Group, Inc. *	8,600
		18,460
Internet Content - 3.12%
4,000	CDC Corp. *	9,240

Internet Software - 4.40%
2,000	RealNetworks, Inc. *	8,440
200	VeriSign, Inc. *	4,582
		13,022
In Vitro & In Vivo Diagnostic Substances - 2.27%
2,000	Immunomedics, Inc. *	6,700

Machinery-Electrical - 5.05%
13,000	Capstone Turbine Corp. *	14,950

Medical-Biomed/Genetics - 2.05%
1,000	Sinovac Biotech Ltd. *	6,000
8	Vivus, Inc. *	68
		6,068
Miscellaneous Manufacturing Industries - 0.36%
4,000	Elixir Gaming Technologies, Inc. *	1,048

300	Taser International, Inc. *	1,692

Primary Smelting & Refining of Nonferrous Metals - 0.56%
1,000	China Direct Industries, Inc. *	1,660

Radio Broadcasting Stations - 3.70%
13,000	Sirius XM Radio, Inc. *	10,942

Services-Engineering Services - 1.22%
300	A-Power Energy Generation Systems, Ltd. *	3,594

Telecommunication Equip - 4.51%
2,000	Nortel Networks Corp. *	72
1,000	Tellabs, Inc. *	6,430
4,000	Vonage Holdings Corp. *	5,800
2,000	Zhone Technologies, Inc. *	1,056
		13,358
Textile-Apparel Mfg - 6.21%
2,500	Crocs, Inc. *	18,375

Unclassified - 0.02%
10,000	CityView Corp. Ltd. *	30
9,000	Diamond Hitts Production, Inc. *	1
27	Learning Priority, Inc. *	0
200	TPC Liquidation, Inc. *	0
170	VPGI Corp. *	14
		45

TOTAL FOR COMMON STOCK (Cost $372,671) - 80.61%		$ 238,573

TOTAL INVESTMENTS (Cost $372,671) - 80.61%		238,573

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 19.39%		57,394

NET ASSETS - 100.00%		$ 295,967

* Non-income producing security during the period.
ADR - American Depository Receipt

THE APEX MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2010 (UNAUDITED)

Assets:
Cash	$ 72,647
Investment Securities at Value (Identified cost - $372,671)	238,573
Prepaid Expenses	1,576
Total Assets		$312,796
Liabilities:
Accrued Expenses	4,276
Securities Purchased	12,553
Total Liabilities		$ 16,829

Net Assets (Equivalent to $1.44 per share based on 206,218 shares outstanding)		$295,967

Composition of Net Assets:
Paid in Capital	$3,162,560
Accumulated Undistributed Net Investment Loss	(6,537)
Distribution in excess of accumulated Net Realized loss	(2,725,957)
Net Unrealized Depreciation of Investments	(134,099)
Net Assets	$ 295,967

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED)

Investment Income:
Dividends		$ 53
Expenses:
Investment Advisor (Note 4)	$ 1,500
Custodian	2,005
Audit	1,856
Transfer Agent	1,790
Printing Expense	131
Insurance	433
Fund Administration (Note 4)	300
Distribution Fees 12b-1 (Note 5)	375
Total Expenses		8,390
Expense Reimbursement/waived by Advisor (Note 4)		(1,800)
Net Expenses		6,590

Net Investment Income (Loss)		(6,537)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments		48,625
Change in Unrealized Appreciation on Investments		4,182
Net Realized and Unrealized Gain on Investments		52,807
Net Increase in Net Assets Resulting from Operations		$ 46,270

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

JANUARY 31, 2010

	(Unaudited)
	For the Six Months	For the Year
	ended	ended
	January 31, 2010	July 31, 2009
Increase (Decrease) in Net Assets
Net Investment Loss	$ (6,537)	$ (15,548)
Net Realized Gain (Loss) on Investments	48,625	(55,145)
Net Unrealized Appreciation of Investments	4,182	44,008
Net Increase (Decrease) in Net Assets Resulting from Operations	46,270	(26,685)

Capital Share Transactions:
Shares Sold	14,000	-
Cost of Shares Redeemed	(10,276)	(9,932)
Increase (Decrease) in Net Assets Due to Capital Share Transactions	3,724	(9,932)

Net Increase (Decrease) in Net Assets	49,994	(36,617)
Net Assets at Beginning of Period	245,973	282,590
Net Assets at End of Period	$ 295,967	$ 245,973

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

JANUARY 31, 2010

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	For the six months	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended	ended
	01/31/10	07/31/09	07/31/08	07/31/07	07/31/06	07/31/05
Net Asset Value -
Beginning of Period	$ 1.20	$ 1.33	$ 1.50	$ 1.28	$ 1.37	$ 1.51
Net Investment Loss (a)	(0.03)	(0.08)	(0.10)	(0.11)	(0.10)	(0.10)
Net Gains or Losses on Securities (realized and unrealized)	0.27	(0.05)	(0.07)	0.33	0.01	(0.04)
Total from Investment Operations	0.24	(0.13)	(0.17)	0.22	(0.09)	(0.14)

Distributions (From Net Investment Income)	0.00	0.00	0.00	0.00	0.00	0.00
Distributions (From Capital Gains)	0.00	0.00	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value -
End of Period	$ 1.44	$ 1.20	$ 1.33	$ 1.50	$ 1.28	$ 1.37
Total Return (b)	20.00%	(9.77)%	(11.33)%	17.19%	(6.57)%	(9.27)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	296	246	283	325	295	455

Ratio of Expenses to Average Net Assets	4.39%*	10.92%	8.39%	8.69%	7.96%	4.68%
Ratio of Net Income to Average Net Assets	(4.36)%*	(6.24)%	(8.21)%	(7.25)%	(6.76)%	(4.56)%

Reimbursements/Waivers on Above - Ratios	1.20%	1.24%	1.20%	1.20%	1.20%	1.20%

Portfolio Turnover Rate	74.23%	433.04%	320.00%	177.92%	338.70%	161.01%

(a) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*    Annualized

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED)

1.

SIGNIFICANT ACCOUNTING POLICIES

Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio").  The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital.  The following is a summary of significant accounting policies followed by the Fund:

SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's assets carried at fair value:

                                                                                          Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                          $238,573                  $                 -

Level 2 – Significant Other Observable Inputs                   -                                     -

Level 3 – Significant Unobservable Inputs                         -                                      -

Total                                                                        $238,573                  $                 -

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method.  Interest income (including amortization of premium and discount, when appropriate) is recorded as earned.  Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

2.

CAPITAL STOCK TRANSACTIONS

The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001).  Transactions in shares of common stock for the six months ended January 31, 2010 and year ended July 31, 2009 were as follows:

	For the Six Months Ended January 31, 2010		For the Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Shares Sold	8,854	$14,000	0	$0
Shares Issued in Reinvestment of Dividends	0	0	0	0
Shares Redeemed	(7,237)	(10,276)	(8,205)	(9,932)
Net	1,617	$ 3,724	(8,205)	$(9,932)

3.

INVESTMENTS

Purchases and sales of securities for the six months ended January 31, 2010 other than short-term securities, aggregated $208,658 and $273,627 respectively. The cost of securities is substantially the same for Federal income tax purposes. For Federal income tax purposes: Aggregate Cost is $372,671.

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$50,340	$(184,438)	$(134,098)

4.

INVESTMENT ADVISORY CONTRACT

The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor.  As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the six months ended January 31, 2010 the Advisor elected to defer the payment of Advisory fees payable in the amount of $1,500. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the six months ended January 31, 2010 the Advisor elected to defer the payment of Administrative service fees payable in the amount of $300.

From December 1, 1996, the U.S. Bank N.A. has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.

DISTRIBUTION PLAN

The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 there under.  The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the six months ended January 31, 2010, the Fund has incurred distribution costs of $375 payable to Bhirud Associates, Inc.

6.

TRANSACTIONS WITH AFFILIATES

During the six months ended January 31, 2010 the Fund paid $2,930, brokerage commissions to Bhirud Associates, Inc.

THE APEX MID CAP GROWTH FUND

EXPENSE ILLUSTRATION

JANUARY 31, 2010 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 through January 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	8/1/2009	1/31/2010	8/1/2009 to 1/31/2010
Actual (20.00% return)**	$1,000	$1,200	$24.34
Hypothetical ***	$1,000	$1,003	$22.16

*    Expenses are equal to the Fund’s annualized expense ratio of 4.39%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**  Returns are with expenses and not annualized

***Assumes a 5% annual return before expenses.

THE APEX MID CAP GROWTH FUND

ADDITIONAL INFORMATION

JANUARY 31, 2010 (UNAUDITED)

Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 593-8637 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the Company's proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, by calling 1-877-593-8637, on the Mutual Shareholder Services, LLC website at www.mutualss.com and on the SEC's website at www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on October 31 and April 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 593-8637.

Board of Trustees

Suresh L. Bhirud

Timothy M. Fenton

M. John Sterba Jr.

Alexander Norman Crowder, III

Investment Adviser

Bhirud Associates

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

VB&T CPA, PLLC

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bhirud Funds Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2.  Code of Ethics.

Not applicable to Semi-Annual Reports for the period

ended January 31, 2007.

Item 3.  Audit Committee Financial Expert.

Not applicable to Semi-Annual Reports for the period

ended January 31, 2007.

Item 4.  Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the Fund's Board of Trustees.

Item 10.  Controls and Procedures.

(a)  Based on an evaluation of the registrant's disclosure controls and procedures as of 1/31/2010 [within 90 days of filing date of this

Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded,

processed, summarized, and reported on a timely basis.

(b)  There were no significant changes in the

registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1)   Not applicable.

(a) (2)   Certification pursuant to Rule 30a-2(a) under the Investment

          Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a) (3)   Not applicable.

(b)       Certification pursuant to Rule 30a-2(b) under the Investment

          Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of

1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                           Bhirud Funds Inc.

By /s/Suresh L. Bhirud

     Suresh L. Bhirud

     President and Treasurer

Date April 7, 2010